Prepaid expenses and deposits	9 Months Ended
Sep. 30, 2024
Prepaid expenses and deposits
Prepaid expenses and deposits

4. Prepaid expenses and deposits

The Company’s prepaid expenses and deposits include the following:

	September 30, 2024	December 31, 2023
	$	$
Research and development	46,809	30,705
Insurance	58,708	60,999
Other prepaids and deposits	44,808	63,709
	150,325	155,413